Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.
Description of business. Washington Federal is a unitary thrift holding company. The Company's principal operating subsidiary is Washington Federal (Bank). The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 166 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
The Company's fiscal year end is September 30th. All references to 2012, 2011 and 2010 represent balances as of September 30, 2012, September 30, 2011 and September 30, 2010, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Acquisitions. Western National Bank. Effective December 16, 2011, Washington Federal, acquired certain assets and liabilities, including most of the loans and deposits, of Western National Bank, headquartered in Phoenix, Arizona (“WNB”) from the Federal Deposit Insurance Corporation (“FDIC”) in an FDIC-assisted transaction. Under the terms of the Purchase and Assumption Agreement, the Company and the FDIC agreed to a discount of $53 million on net assets and no loss sharing provision or premium on deposits. WNB operated three full-service offices in Arizona. The Company acquired certain assets with a book value of $177 million, including $143 million in loans and $7 million in foreclosed real estate, and selected liabilities with a book value of $153 million, including $136 million in deposits. Pursuant to the purchase and assumption agreement with the FDIC, the Company received a cash payment from the FDIC for $30 million. The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities for the period December 16, 2011 to September 30, 2012.

Charter Bank. Effective October 14, 2011, the Company acquired six branch locations, four in Albuquerque, New Mexico, and two in Santa Fe, New Mexico, from Charter Bank. $254,821,000 of deposits were acquired for a premium of $1,061,000.

Horizon Bank. Effective January 8, 2010, the Bank acquired certain assets and liabilities, including most of the loans and deposits, of Horizon Bank, headquartered in Bellingham, Washington (“Horizon”) from the Federal Deposit Insurance Corporation (“FDIC”), as receiver for Horizon. The Bank acquired certain assets with a book value of $1.19 billion, including $968 million in loans and $32 million in foreclosed real estate, and selected liabilities with a book value of one billion thirty million, including $820 million in deposits. The loans and foreclosed real estate purchased are covered by two loss share agreements between the FDIC and the Bank (one for single family loans and the other for all other loans and foreclosed real estate), which affords the Bank significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to $536 million and 95% of losses in excess of that amount. The term for loss sharing on residential real estate loans is 10 years, while the term for loss sharing on non-residential real estate loans is 5 years with respect to losses and 8 years with respect to loss recoveries. The losses reimbursable by the FDIC are based on the book value of the relevant loan as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the loss share agreements. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.
Covered loans. Covered loans are the loans acquired from Horizon in 2010 and recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.
Acquired credit impaired loans. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the core deposit intangibles on a straight line basis over their estimated lives of between 5 and 8 years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2010	$251,653	$1,775	$4,290	$257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	251,653	1,246	3,372	256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	$251,653	$286	$4,137	$256,076

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2013	$1,314
2014	1,314
2015	1,014
2016	396
2017	99

Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2012, 2011 and 2010 were 934,880, 2,190,123 and 1,941,633, respectively.
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with current U.S. GAAP or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current U.S. GAAP. The guidance in this ASU is effective for the first interim or annual period beginning on or after January 1, 2013 and should be applied retrospectively. This new guidance is not expected to have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. Under the amendments in ASU 2011-05, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments in ASU 2011-05 require that reclassification adjustments be presented in interim financial periods. The amendments in ASU 2011-12 supersede and defer changes to those paragraphs in ASU 2011-05 that pertain to how, when and where reclassification adjustments are presented while the FASB redeliberates the presentation of reclassification adjustments. All other requirements of ASU 2011-05 are not affected by ASU 2011-12. The Company adopted this ASU and the guidance had no impact on the Company's financial condition and results of operations.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This ASU permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the fair value of the asset is less than its carrying amount, an entity should recognize an impairment loss in the amount of the difference. In accordance with the amendments in this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in Update 2011-08. The Company early adopted this ASU and the guidance had no impact on the Company's financial condition and results of operations.

In October 2012, the FASB issued ASU 2012-06, Business Combinations. This ASU addresses the diversity in practice about how to interpret the terms on the same basis and contractual limitations when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation or National Credit Union Administration) acquisition of a financial institution that includes a loss-sharing agreement. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2012 and should be applied prospectively. The Company is evaluating the impact this ASU will have on its consolidated financial condition and results of operations.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2012 to conform to current year classifications.